Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Operating Revenues
Schedule of revenues from contracts with customers

	At the flight time				At the sale				Total
Revenue recognition as of December 31, 2021	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	17,466,759	Ps.	8,236,385	Ps.	—	Ps.	—	Ps.	25,703,144
Other Passenger Revenues		14,376,043		3,049,608		135,992		32,580		17,594,223
		31,842,802		11,285,993		135,992		32,580		43,297,367
Non-Passenger Revenues
Other Non-Passenger revenues		1,546,600		11,492		—		—		1,558,092
Cargo		231,653		9,549		—		—		241,202
Total	Ps.	33,621,055	Ps.	11,307,034	Ps.	135,992	Ps.	32,580	Ps.	45,096,661
Non-derivative financial instruments										(434,522)
									Ps.	44,662,139

	At the flight time				At the sale				Total
Revenue recognition as of December 31, 2020	Domestic		International		Domestic		International		Revenues
Passenger Revenues	Ps.	8,455,647	Ps.	4,417,527	Ps.	—	Ps.	—	Ps.	12,873,174
Fare Revenues		6,920,141		1,536,206		124,450		32,601		8,613,398
Other Passenger Revenues		15,375,788		5,953,733		124,450		32,601		21,486,572

Non-Passenger Revenues
Other Non-Passenger revenues		875,610		6,750		—		—		882,360
Cargo		196,349		5,532		—		—		201,881
Total	Ps.	16,447,747	Ps.	5,966,015	Ps.	124,450	Ps.	32,601	Ps.	22,570,813
Non-derivative financial instruments										(411,222)
									Ps.	22,159,591

	At the flight time				At the sale				Total
Revenue recognition as of December 31, 2019	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	15,833,878	Ps.	7,296,113	Ps.	—	Ps.	—	Ps.	23,129,991
Other Passenger Revenues		7,531,725		2,865,555		119,466		52,462		10,569,208
		23,365,603		10,161,668		119,466		52,462		33,699,199
Non-Passenger Revenues
Other Non-Passenger revenues		888,353		9,233		—		—		897,586
Cargo		221,375		7,461		—		—		228,836
Total	Ps.	24,475,331	Ps.	10,178,362	Ps.	119,466	Ps.	52,462	Ps.	34,825,621
Non-derivative financial instruments										(72,949)
									Ps.	34,752,672

Transactions from unearned transportation revenues

	2021		2020
January 1,	Ps.	5,850,917	Ps.	3,679,926
Deferred		43,703,458		23,657,563
Recognized in revenue during the year		(43,297,367)		(21,486,572)
December 31,	Ps.	6,257,008	Ps.	5,850,917